Related Party Disclosures (Tables)	12 Months Ended
Dec. 31, 2022
Related party [Abstract]
Company's which have entered into related party transaction with	The consolidated financial statements include the following subsidiaries which are all wholly owned, except for Advanced Mask Technology Centre GmbH & Co. KG, Maskhouse Building Administration GmbH & Co. KG, Advanced Mask Technology Center Verwaltungs GmbH, and Maskhouse Building Administration Verwaltungs GmbH:

Subsidiary	Jurisdiction of Incorporation or Organization	December 31, 2022	December 31, 2021	December 31, 2020
GLOBALFOUNDRIES Dresden Module One LLC	United States	X	X	X
GLOBALFOUNDRIES Dresden Module Two LLC	United States	X	X	X
GLOBALFOUNDRIES Innovation Investments LLC	United States	X	X	X
GLOBALFOUNDRIES Investments LLC	United States	X	X	X
GLOBALFOUNDRIES U.S. Inc.	United States	X	X	X
GLOBALFOUNDRIES U.S. 2 LLC	United States	X	X	X
GLOBALFOUNDRIES Borrower LLC	United States	X	X	X
Hudson Valley Research Park Sewage Works Corporation	United States	X	X	X
Hudson Valley Research Park Water-Works Corporation	United States	X	N/A	N/A
GF Power LLC	United States	X	N/A	N/A
GLOBALFOUNDRIES Finance Inc.	Cayman Islands	X	N/A	N/A
GLOBALFOUNDRIES France SAS	France	X	N/A	N/A
GLOBALFOUNDRIES Dresden Module One Holding GmbH	Germany	X	X	X
GLOBALFOUNDRIES Dresden Module One LLC & Co. KG	Germany	X	X	X
GLOBALFOUNDRIES Dresden Module Two LLC & Co. KG	Germany	X	X	X
GLOBALFOUNDRIES Dresden Module Two Holding GmbH	Germany	X	X	X
GLOBALFOUNDRIES Management Services LLC & Co. KG	Germany	X	X	X
Advanced Mask Technology Centre GmbH & Co. KG (50%)	Germany	X	X	N/A
Maskhouse Building Administration GmbH & Co. KG (50%)	Germany	X	X	N/A
Advanced Mask Technology Center Verwaltungs GmbH (50%)	Germany	X	X	N/A
Maskhouse Building Administration Verwaltungs GmbH (50%)	Germany	X	X	N/A
GLOBALFOUNDRIES Europe Sales & Support GmbH	Germany	X	X	N/A
GLOBALFOUNDRIES Engineering Private Limited	India	X	X	X
GLOBALFOUNDRIES Japan Ltd.	Japan	X	X	X
GLOBALFOUNDRIES Malaysia SDN. BHD.	Malaysia	X	N/A	N/A
GLOBALFOUNDRIES Netherlands Cooperatief U.A.	The Netherlands	X	X	X
GLOBALFOUNDRIES Netherlands Holding B.V.	The Netherlands	N/A	N/A	X
GLOBALFOUNDRIES Netherlands B.V.	The Netherlands	N/A	N/A	X
GLOBALFOUNDRIES Bulgaria EAD	Bulgaria	X	X	X
GF Asia Investments Pte. Ltd.	Singapore	X	X	X
GF Asia Sales Pte. Ltd.	Singapore	X	X	N/A
GLOBALFOUNDRIES Singapore Pte. Ltd.	Singapore	X	X	X
GLOBALFOUNDRIES Taiwan Ltd.	Taiwan	X	X	X
GLOBALFOUNDRIES Europe Ltd.	United Kingdom	X	X	X
GA (Chengdu) Technology Co., Limited	China	X	X	X
GLOBALFOUNDRIES China (Beijing) Co., Limited	China	X	X	X
GLOBALFOUNDRIES China (Shanghai) Co., Limited	China	X	X	X
Nanjing APD Technologies Co. Ltd.	China	N/A	X	X
Below are the related parties which the Company has entered into transactions with:

	December 31, 2022	December 31, 2021
Related Party Name
SMP	Joint venture	Joint venture
Mubadala Treasury Holding Company (“MTHC”)	Shareholder entity	Shareholder entity
Mubadala Technology Investments LLC (“Mubadala Technology”)	Shareholder entity	Shareholder entity

Schedule of balances with related parties included in the consolidated statements of financial position
Balances with related parties included in the consolidated statements of financial positions are as follows:

	December 31, 2022		December 31, 2021
(in millions)	Due from Related Parties	Due to Related Parties	Due from Related Parties	Due to Related Parties
SMP	$11	$10	$8	$9
Total(1)	$11	$10	$8	$9
(1)The total amounts of $11 million and $8 million due from related parties as of the years ended December 31, 2022 and 2021, respectively, has been included in receivables, prepayments and other assets (see Note 15). The total amounts of $10 million and $9 million due to related parties’ balance for the years ended December 31, 2022 and 2021, respectively, has been included in trade and other payables (see Note 24).
Schedule of related party transactions
The following table presents the related party transactions included in the consolidated statements of operations:

(in millions)	December 31, 2022	December 31, 2021	December 31, 2020
Purchases and recharges from:
SMP(1)	$60	$60	$58
	$60	$60	$58

Other transactions with:
SMP (reimbursement of expenses and contribution of tools)	$52	$45	$47
Mubadala Technology (reimbursement of expenses)	$—	$3	$1
	$52	$48	$48
(1)Purchases from SMP were primarily comprised of wafers.
Schedule of compensation to key management personnel
The compensation of key management personnel during the following years were as follows:

(in millions)	2022	2021	2020
Chief Executive Officer and Chief Financial Officer
Short-term benefits	$5	$8	$11
Share-based payments	19	42	—
Board of Directors	5	3	1
	$29	$53	$12